Expense Example - FidelityFocusedStockFund-AMCIZPRO - FidelityFocusedStockFund-AMCIZPRO - Fidelity Focused Stock Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Focused Stock Fund - Class C
Expense Example:
1 year	$ 269
3 years	523
5 years	902
10 years	1,766
Fidelity Advisor Focused Stock Fund - Class M
Expense Example:
1 year	464
3 years	706
5 years	966
10 years	1,710
Fidelity Advisor Focused Stock Fund - Class A
Expense Example:
1 year	663
3 years	848
5 years	1,050
10 years	1,630
Fidelity Advisor Focused Stock Fund - Class I
Expense Example:
1 year	67
3 years	211
5 years	368
10 years	822
Fidelity Advisor Focused Stock Fund - Class Z
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	$ 677